Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 2,195,005	$ 4,254,184
Less: allowance for credit losses	(546,933)	(562,106)	$ (580,911)
Accounts receivable, net	$ 1,648,073	$ 3,692,078